Other Financial Assets And Liabilities	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Other Financial Assets And Liabilities	Other Financial Assets And Liabilities
The following foreign currency forward contracts are outstanding at December 31, 2020 and 2021 (in thousands, except average foreign currency/US$):

	Fair Value of Derivative Instruments
Derivative Instruments	Other Current Financial Assets	Other Noncurrent Financial Assets	Other Current Financial Liabilities	Other Noncurrent Financial Liabilities	Notional Amount	Average Foreign Currency/ US$	Average Strike Price	Maturity
Outstanding as of December 31, 2020:
Forward contracts:
Euro forward contracts (receive euros/pay US$)	$28,489	$—	$(818)	$—	$594,169	0.85	—	2021
Singapore dollar forward contracts (receive Singapore$/pay US$)	13,266	—	(439)	—	360,328	1.37	—	2021
Japanese yen forward contracts (receive Japanese yen/pay US$)	444	—	(61)	—	23,939	104.77	—	2021
Interest rate swaps	—	—	—	(33,287)	1,190,752	—	0.382% - 1.731%	2023 - 2026
Cross currency swaps (receive euros/pay US$)	—	33,169	—	—	566,497	0.89	3.834% - 4.182%	2024 - 2026
Commodity hedge	8,335	885	—	(58)	56,262	235.2	—	2021 - 2022
Total	$50,534	$34,054	$(1,318)	$(33,345)	$2,791,947

Outstanding as of December 31, 2021:
Forward contracts:
Euro forward contracts (receive Euros/Pay US$)	$4,030	$—	$(37,822)	$—	$1,239,770	0.86	—	2022 - 2023
Singapore dollar forward contracts (receive Singapore$/pay US$)	3,359	—	(2,755)	—	858,227	1.35	—	2022
Japanese yen forward contracts (receive Japanese yen/pay US$)	1,700	—	(7,308)	—	300,158	112.77	—	2022 - 2023
Interest rate swaps	—	628	—	(7,803)	992,866	—	0.382% - 1.731%	2023 - 2026
Cross currency swaps (receive euros/pay US$)	—	28	—	(4,181)	550,580	0.89	3.834% - 4.182%	2024 - 2026
Cross currency swaps (receive Singapore $/pay US$)	—	60	—	(4,328)	109,612	1.37	1.830% - 1.941%	2028
Commodity hedge	14,094	1,601	(708)	(664)	96,097	—	—	2022 - 2023
Total	$23,183	$2,317	$(48,593)	$(16,976)	$4,147,310
The following table presents the fair values and locations of these derivative instruments recorded in the consolidated statements of financial position:

	Fair Value of Derivative Instruments
	Assets Derivatives		Liabilities Derivatives
	Statement of Financial Position Location	Fair Value	Statement of Financial Position Location	Fair Value
As of December 31, 2020:
Derivatives designated as hedging instruments
- foreign currency forward contracts	Other current financial assets	$37,602	Other current financial liabilities	$(375)
- interest rate swaps	Other noncurrent financial assets	—	Other noncurrent financial liabilities	(33,287)
- cross currency swaps	Other noncurrent financial assets	33,169	Other noncurrent financial liabilities	—
- commodity hedge	Other current financial assets	8,335	Other current financial liabilities	—
	Other noncurrent financial assets	885	Other noncurrent financial liabilities	(58)
Derivatives not designated as hedging instruments
- foreign currency forward contracts	Other current financial assets	4,597	Other current financial liabilities	(943)
Total derivatives		$84,588		$(34,663)
As of December 31, 2021:
Derivatives designated as hedging instruments
- foreign currency forward contracts	Other current financial assets	$6,029	Other current financial liabilities	$(45,695)
- interest rate swaps	Other noncurrent financial assets	628	Other noncurrent financial liabilities	(7,803)
- cross currency swaps	Other noncurrent financial assets	88	Other noncurrent financial liabilities	(8,509)
- commodity hedge	Other current financial assets	14,094	Other current financial liabilities	(708)
	Other noncurrent financial assets	1,601	Other noncurrent financial liabilities	(664)
Derivatives not designated as hedging instruments
- foreign currency forward contracts	Other current financial assets	3,060	Other current financial liabilities	(2,190)
Total derivatives		$25,500		$(65,569)
The following table presents the effect of derivatives designated as hedging instruments on the consolidated statements of operations and comprehensive loss (net of tax):
As of December 31, 2021, the estimated amount of loss from cash flow hedges currently retained in consolidated statements of comprehensive loss expected to be reclassified into consolidated statements of operations within the next 12 months is approximately $(39,678).

	Amount of Gains (Losses) Recognized in Accumulated OCI on Derivatives (effective Portion)	Amount of Gains (Losses) Reclassified from Accumulated OCI to cost of Property, Plant and Equipment	Location of Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	Amounts of Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	Location of Gains (Losses) Recognized into Income (Ineffective Portion)	Amount of Gain (Losses) Recognized into income (Ineffective Portion)
Year ended December 31, 2020
Derivatives designated as hedging instruments— Forward currency forward contracts	$37,481	$(470)	Cost of revenue and operating expenses	$12,294	Selling, general and administrative expenses	$40
Derivatives designated as hedging instruments— Interest rate swaps	$(36,726)	$—	Finance expense	$—	Selling, general and administrative expenses	$(277)
Derivatives designated as hedging instruments— Cross currency swaps	$(23,001)	$—	Cost of revenue and operating expenses	$—	Selling, general and administrative expenses	$564
Derivatives designated as hedging instruments – Commodity hedge	$9,162	$—	Cost of revenue and operating expenses	$—	Selling, general and administrative expenses	$—

Year ended December 31, 2021
Derivatives designated as hedging instruments— Forward currency forward contracts	$(76,101)	$(6,447)	Cost of revenue and operating expenses	$10,826	Selling, general and administrative expenses	1,066
Derivatives designated as hedging instruments— Interest rate swaps	$20,655	$—	Finance expense	$(4,703)	Selling, general and administrative expenses	267
Derivatives designated as hedging instruments— Cross currency swaps	$(2,146)	$—	Cost of revenue and operating expenses	$(9,773)	Selling, general and administrative expenses	(1,201)
Derivatives designated as hedging instruments – Commodity hedge	$29,352	$—	Cost of revenue and operating expenses	$24,201	Selling, general and administrative expenses	$9
The following table presents the effect of derivatives not designated as hedging instruments on the consolidated statements of operations and comprehensive loss:

	Location of Gains (Losses) Recognized in Income on Derivative	Amount of Gains (Losses) Recognized in Income on Derivative
Year ended December 31, 2019
Derivatives not designed as hedging instruments—foreign currency forwards contracts	Selling, general and administrative expenses	$(14,240)

Year ended December 31, 2020
Derivatives not designed as hedging instruments—foreign currency forwards contracts	Selling, general and administrative expenses	$6,342

Year ended December 31, 2021
Derivatives not designed as hedging instruments—foreign currency forwards contracts	Selling, general and administrative expenses	$(17,169)